Transactions with Related Parties - Additional Information - Other (Details)	12 Months Ended				12 Months Ended		0 Months Ended	1 Months Ended							6 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Feb. 25, 2014	Dec. 31, 2014 Combine Marine Ltd. USD ($)	Dec. 31, 2014 Combine Marine Ltd. EUR (€)	Nov. 25, 2013 Oceanbulk Maritime S.A. (d) USD ($)	Apr. 30, 2014 Oceanbulk Maritime S.A. (d) USD ($)	Dec. 31, 2013 Oceanbulk Maritime S.A. (d) USD ($)	Jun. 01, 2014 Oceanbulk Maritime S.A. (d) USD ($)	Mar. 22, 2014 Oceanbulk Maritime S.A. (d) USD ($)	Dec. 31, 2014 Managed Vessels of Oceanbulk Shipping LLC USD ($)	Oct. 01, 2013 Product Shipping & Trading S.A USD ($)	Jun. 07, 2013 Product Shipping & Trading S.A USD ($)	Jul. 11, 2014 Oaktree Shareholder Agreement
Related Party Transaction [Line Items]
Rent expense per month					$ 3,000	€ 2,500
Exchange rate EUR/USD	1.22
Daily fixed management fee	750									110	170	750	20	130
Vessel acquisition commission percentage							0.50%
Pre-delivery installments	518,447,000	127,814,000	91,000					519,000	519,000
Related Parties Commissions Fees	1,997,000	773,000	1,134,000				2,077,000
Flat fee per vessel							$ 200,000
Voting percentage															33.00%
Equity Method Investment Ownership Percentage				33.00%											61.30%
Shareholder Agreement Directors Nomination Right															Under the Oaktree Shareholders Agreement, Oaktree has the right to nominate four of the Company's nine directors so long as it beneficially owns 40% or more of the Company's outstanding voting securities. The number of directors able to be designated by Oaktree is reduced to three directors if Oaktree beneficially owns 25% or more but less than 40% of the Company's outstanding voting securities, to two directors if Oaktree beneficially owns 15% or more but less than 25%, and to one director if Oaktree beneficially owns 5% or more but less than 15%. Oaktree's designation rights terminate if it beneficially owns less than 5% of the Company's outstanding voting securities.